Shareholder Report, Average Annual Return (Details) 195049_Rex TSLA Growth - Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Rex TSLA Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rex TSLA Growth & Income ETF (At NAV)
Average Annual Return, Percent	38.18%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	15.48%